Related Parties (Details) - Schedule of shareholders and other related parties’ benefits - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of shareholders and other related parties’ benefits [Abstract]
Salary and related expenses – employees and directors	$ 1,042	$ 795	$ 230
Share based payment - employees and directors	$ 5,876	$ 1,805